Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2023	$2,326,477	$62,035	$2,388,512
Additions to vessels and equipment	191,727	—	191,727
Additions	175	5,817	5,992
Write-offs of fully amortized assets	—	(689)	(689)
Disposals	(51,041)	(2,749)	(53,790)
June 30, 2023	$2,467,338	$64,414	$2,531,752
Accumulated Depreciation
January 1, 2023	670,495	25,523	696,018
Charge for the period	54,912	9,019	63,931
Write-offs of fully amortized assets	—	(689)	(689)
Disposals	$(37,585)	$(440)	$(38,025)
June 30, 2023	$687,822	$33,413	$721,235
Net Book Value
December 31, 2022	$1,655,982	$36,512	$1,692,494
June 30, 2023	$1,779,516	$31,001	$1,810,517